Investment Securities (Tables)	6 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Amortized Costs Gross Unrealized Gain Loss and Estimated Fair Values
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2023 and September 30, 2023:

At March 31, 2023:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥26,153,862	¥16,510	¥123,769	¥26,046,603
Japanese prefectural and municipal bonds	2,773,750	2,063	15,872	2,759,941
Foreign government and official institution bonds	3,029,042	2,072	108,372	2,922,742
Corporate bonds	1,051,347	9,791	2,977	1,058,161
Residential mortgage-backed securities	1,110,126	569	441	1,110,254
Asset-backed securities	1,418,563	16,116	4,364	1,430,315
Other debt securities	417,755	1,873	6,842	412,786
Total	¥35,954,445	¥48,994	¥262,637	¥35,740,802
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥13,860,457	¥32,927	¥19,789	¥13,873,595
Japanese prefectural and municipal bonds	1,144,825	2,473	7,808	1,139,490
Corporate bonds	46,730	213	3	46,940
Residential mortgage-backed securities	3,913,346	13,606	105,754	3,821,198
Asset-backed securities	2,554,723	19	49,809	2,504,933
Total	¥21,520,081	¥49,238	¥183,163	¥21,386,156

At September 30, 2023:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥24,004,739	¥6,628	¥204,887	¥23,806,480
Japanese prefectural and municipal bonds	1,448,520	529	13,053	1,435,996
Foreign government and official institution bonds	3,321,914	1,887	176,360	3,147,441
Corporate bonds	993,368	8,886	5,093	997,161
Residential mortgage-backed securities	1,190,027	630	335	1,190,322
Asset-backed securities	1,327,319	10,448	4,196	1,333,571
Other debt securities	469,145	1,610	8,947	461,808
Total	¥32,755,032	¥30,618	¥412,871	¥32,372,779
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥15,278,373	¥9,192	¥125,726	¥15,161,839
Japanese prefectural and municipal bonds	1,742,822	69	25,501	1,717,390
Corporate bonds	83,270	70	216	83,124
Residential mortgage-backed securities	4,785,680	—	333,444	4,452,236
Asset-backed securities	2,766,881	883	24,266	2,743,498
Total	¥24,657,026	¥10,214	¥509,153	¥24,158,087

Amortized Cost and Fair Value by Contractual Maturity	Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥2,855,090	¥2,860,151	¥21,295,450
Due from one year to five years	9,204,124	9,180,648	6,105,423
Due from five years to ten years	6,823,850	6,685,577	1,700,974
Due after ten years	5,773,962	5,431,711	3,270,932
Total	¥24,657,026	¥24,158,087	¥32,372,779

Investments by Length and Category in Continuous Loss Position
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2023 and September 30, 2023 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2023:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥7,644,337	¥8,066	¥2,105,210	¥115,703	¥9,749,547	¥123,769	438
Japanese prefectural and municipal bonds	962,234	1,781	711,896	14,091	1,674,130	15,872	723
Foreign government and official institution bonds	858,970	18,677	1,436,798	89,695	2,295,768	108,372	118
Corporate bonds	331,411	1,800	249,088	1,177	580,499	2,977	256
Residential mortgage-backed securities	166,778	5	522,774	436	689,552	441	15
Asset-backed securities	310,388	4,170	39,806	194	350,194	4,364	32
Other debt securities	48,804	1,266	47,886	5,576	96,690	6,842	28
Total	¥10,322,922	¥35,765	¥5,113,458	¥226,872	¥15,436,380	¥262,637	1,610

	Less than 12 months		12 months or more		Total
At September 30, 2023:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥15,513,132	¥11,509	¥2,281,507	¥193,378	¥17,794,639	¥204,887	465
Japanese prefectural and municipal bonds	632,087	2,471	547,689	10,582	1,179,776	13,053	618
Foreign government and official institution bonds	414,975	16,286	2,044,973	160,074	2,459,948	176,360	112
Corporate bonds	223,396	1,646	379,043	3,447	602,439	5,093	298
Residential mortgage-backed securities	50,483	2	310,171	333	360,654	335	10
Asset-backed securities	254,849	3,647	71,708	549	326,557	4,196	26
Other debt securities	342,014	2,186	58,531	6,761	400,545	8,947	88
Total	¥17,430,936	¥37,747	¥5,693,622	¥375,124	¥23,124,558	¥412,871	1,617

Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at September 30, 2022 and 2023.

	Six months ended September 30,
	2022	2023
	(in millions)
Net gains (losses) recognized during the period(1)	¥(203,007)	¥687,966
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	(214)	19,195
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥(202,793)	¥668,771

Note:	(1)Included in Investment securities gains (losses)—net.

Carrying Value of Nonmarketable Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2023 and September 30, 2023.

	March 31, 2023	September 30, 2023
	(in millions)
Measurement alternative balance	¥381,928	¥471,832

Related Adjustments for Nonmarketable Equity Securities
The related adjustments for these securities during the six months ended September 30, 2022 and 2023 were as follows:

	Six months ended September 30,
	2022	2023
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(5,155)	¥(8,187)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥(440)	¥(1,567)
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥5,090	¥783

Notes:	(1)Included in Investment securities gains (losses)—net.

(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.

(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.

(4)The cumulative impairment losses at March 31, 2023 and September 30, 2023 were ¥20,151 million and ¥27,784 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2023 and September 30, 2023 were ¥1,393 million and ¥2,961 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2023 and September 30, 2023 were ¥59,069 million and ¥59,822 million, respectively.